Share-based compensation - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At beginning of the year (in USD per share) | $ / shares	$ 27.23	$ 27.23
Fair value grant date (in USD per share) | $ / shares		13.11
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares		27.12
Average strike price in USD per share, At end of the year (in USD per share) | $ / shares		$ 22.31
Number of awards, At beginning of the year (in shares) | shares	6,640,200	6,640,200
Number of awards, Granted (in shares) | shares		3,243,719
Number of awards, Forfeited (in shares) | shares		(586,875)
Number of awards, At end of the year (in shares) | shares		9,297,044
Weighted average remaining contractual life of outstanding share options	8 years 8 months 12 days	8 years 7 months 24 days
Weighted average remaining contractual life of granted share options		9 years 7 months 2 days